Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation		€ 15,300	€ 17,300	€ 15,100
Amortization of intangible assets	[1]	136	136	373
Internal use software costs
Amortization of intangible assets		4,100	5,000	4,600
Acquired technology
Amortization of intangible assets		136	136	84
Cost of revenue
Share-based compensation		198	257	243
Related party expense		0	0	(32)
Selling and marketing
Share-based compensation		737	1,104	1,169
Related party expense		97	111	133
Selling and marketing | Internal use software costs
Amortization of intangible assets		8	98	188
Technology and content
Share-based compensation		2,969	3,897	3,808
Related party expense		541	48	97
Technology and content | Internal use software costs
Amortization of intangible assets		4,019	4,566	3,926
General and administrative
Share-based compensation		11,438	12,003	9,859
Related party expense		1	0	31
General and administrative | Internal use software costs
Amortization of intangible assets		€ 104	€ 313	€ 491

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€8	€98	€188
Amortization of internal use software and website development costs included in technology and content	4,019	4,566	3,926
Amortization of internal use software costs included in general and administrative	104	313	491
Amortization of acquired technology included in amortization of intangible assets	136	136	84